UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Tax Managed Stock
Fund

July 31, 2011

1.804882.107

TMG-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.6%
TRW Automotive Holdings Corp. (a)	28,300	$ 1,428,301
Hotels, Restaurants & Leisure - 0.0%
Dunkin' Brands Group, Inc.	200	5,786
Household Durables - 0.0%
Skullcandy, Inc.	200	3,856
Media - 4.6%
CBS Corp. Class B	43,900	1,201,543
Comcast Corp. Class A (special) (non-vtg.)	25,900	604,506
DISH Network Corp. Class A (a)	34,300	1,016,309
Pandora Media, Inc.	200	3,018
Viacom, Inc. Class B (non-vtg.)	28,600	1,384,812
		4,210,188
Specialty Retail - 5.4%
Bed Bath & Beyond, Inc. (a)	32,300	1,889,227
GameStop Corp. Class A (a)	21,900	516,402
Limited Brands, Inc.	49,400	1,870,284
Lithia Motors, Inc. Class A (sub. vtg.)	28,300	584,112
		4,860,025
Textiles, Apparel & Luxury Goods - 1.7%
VF Corp.	13,100	1,530,080
TOTAL CONSUMER DISCRETIONARY		12,038,236
CONSUMER STAPLES - 9.2%
Beverages - 4.3%
Anheuser-Busch InBev SA NV	34,085	1,961,679
Dr Pepper Snapple Group, Inc.	50,300	1,899,328
		3,861,007
Food Products - 0.9%
Chiquita Brands International, Inc. (a)	29,100	344,544
Fresh Del Monte Produce, Inc.	19,400	475,494
		820,038
Personal Products - 0.1%
Prestige Brands Holdings, Inc. (a)	8,388	102,501
Tobacco - 3.9%
British American Tobacco PLC sponsored ADR	12,400	1,133,608
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Imperial Tobacco Group PLC	15,779	$ 548,362
Lorillard, Inc.	17,700	1,880,094
		3,562,064
TOTAL CONSUMER STAPLES		8,345,610
ENERGY - 12.4%
Energy Equipment & Services - 4.5%
Basic Energy Services, Inc. (a)	24,000	777,360
Halliburton Co.	39,900	2,183,727
Helix Energy Solutions Group, Inc. (a)	30,600	599,148
Newpark Resources, Inc. (a)	55,800	518,382
		4,078,617
Oil, Gas & Consumable Fuels - 7.9%
CVR Energy, Inc. (a)	35,400	950,490
HollyFrontier Corp.	16,213	1,222,298
Marathon Oil Corp.	39,100	1,210,927
Tesoro Corp. (a)(d)	55,000	1,335,950
Valero Energy Corp.	72,900	1,831,248
Western Refining, Inc. (a)(d)	29,600	604,728
		7,155,641
TOTAL ENERGY		11,234,258
FINANCIALS - 14.2%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	16,100	871,010
Commercial Banks - 3.0%
Wells Fargo & Co.	97,800	2,732,532
Consumer Finance - 3.5%
Capital One Financial Corp.	44,300	2,117,540
SLM Corp.	65,700	1,024,263
		3,141,803
Diversified Financial Services - 0.6%
KKR Financial Holdings LLC	59,800	567,502
Insurance - 4.6%
Hartford Financial Services Group, Inc.	36,900	864,198
Lincoln National Corp.	37,500	993,750
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	31,400	$ 1,842,552
Unum Group	18,300	446,337
		4,146,837
Real Estate Investment Trusts - 1.0%
American Capital Agency Corp.	32,600	910,192
Real Estate Management & Development - 0.5%
Brookfield Properties Corp.	24,200	459,734
TOTAL FINANCIALS		12,829,610
HEALTH CARE - 13.4%
Biotechnology - 1.0%
Spectrum Pharmaceuticals, Inc. (a)	88,400	937,040
Health Care Equipment & Supplies - 2.1%
Covidien PLC	19,000	965,010
The Cooper Companies, Inc.	11,900	910,231
		1,875,241
Health Care Providers & Services - 7.2%
Aetna, Inc.	42,600	1,767,474
Coventry Health Care, Inc. (a)	26,200	838,400
HealthSpring, Inc. (a)	23,700	972,648
Humana, Inc.	11,100	827,838
Kindred Healthcare, Inc. (a)	40,600	764,904
UnitedHealth Group, Inc.	27,200	1,349,936
		6,521,200
Pharmaceuticals - 3.1%
Eli Lilly & Co.	49,300	1,888,190
Valeant Pharmaceuticals International, Inc. (Canada)	17,000	935,765
		2,823,955
TOTAL HEALTH CARE		12,157,436
INDUSTRIALS - 11.3%
Aerospace & Defense - 0.5%
AerCap Holdings NV (a)	37,100	457,072
Airlines - 1.0%
Alaska Air Group, Inc. (a)	15,400	941,248
Commercial Services & Supplies - 1.0%
Sykes Enterprises, Inc. (a)	46,200	891,660
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 4.3%
AECOM Technology Corp. (a)	17,400	$ 430,476
Foster Wheeler AG (a)	17,400	471,540
KBR, Inc.	57,300	2,042,745
MasTec, Inc. (a)	47,000	981,360
		3,926,121
Electrical Equipment - 1.6%
EnerSys (a)	13,200	422,136
General Cable Corp. (a)(d)	21,400	851,078
Harbin Electric, Inc. (a)(d)	10,700	175,801
		1,449,015
Machinery - 0.9%
Harsco Corp.	28,400	778,444
Road & Rail - 2.0%
CSX Corp.	74,300	1,825,551
TOTAL INDUSTRIALS		10,269,111
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 2.4%
Alcatel-Lucent SA sponsored ADR (a)	88,100	356,805
HTC Corp.	27,300	811,060
Motorola Solutions, Inc.	21,400	960,646
		2,128,511
Computers & Peripherals - 4.1%
Hewlett-Packard Co.	80,700	2,837,413
Western Digital Corp. (a)	26,200	902,852
		3,740,265
Electronic Equipment & Components - 1.4%
Flextronics International Ltd. (a)	63,900	412,155
Jabil Circuit, Inc.	46,800	856,908
		1,269,063
Internet Software & Services - 0.9%
Facebook, Inc. Class B (a)(e)	4,250	106,250
Travelzoo, Inc. (a)(d)	13,900	733,920
Zillow, Inc.	100	3,222
		843,392
IT Services - 5.1%
Accenture PLC Class A	8,400	496,776
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Alliance Data Systems Corp. (a)(d)	22,800	$ 2,242,152
MasterCard, Inc. Class A	6,200	1,880,150
		4,619,078
Semiconductors & Semiconductor Equipment - 3.6%
Entegris, Inc. (a)	93,800	803,866
GT Solar International, Inc. (a)(d)	43,000	586,520
Lam Research Corp. (a)	10,100	412,888
Samsung Electronics Co. Ltd.	1,334	1,067,909
Teradyne, Inc. (a)	28,000	377,720
		3,248,903
TOTAL INFORMATION TECHNOLOGY		15,849,212
MATERIALS - 1.3%
Chemicals - 1.3%
Rockwood Holdings, Inc. (a)	9,500	574,465
W.R. Grace & Co. (a)	11,100	559,884
		1,134,349
UTILITIES - 3.2%
Electric Utilities - 0.1%
El Paso Electric Co.	2,567	85,866
Gas Utilities - 1.1%
National Fuel Gas Co.	13,200	955,416
Independent Power Producers & Energy Traders - 2.0%
The AES Corp. (a)	148,700	1,830,497
TOTAL UTILITIES		2,871,779
TOTAL COMMON STOCKS (Cost $83,287,263)		86,729,601
Money Market Funds - 8.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	1,690,606	$ 1,690,606
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	5,892,523	5,892,523
TOTAL MONEY MARKET FUNDS (Cost $7,583,129)		7,583,129
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $90,870,392)		94,312,730
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(3,793,733)
NET ASSETS - 100%		$ 90,518,997
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $106,250 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11- 5/19/11	$ 106,279
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,337
Fidelity Securities Lending Cash Central Fund	34,707
Total	$ 37,044
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,038,236	$ 12,038,236	$ -	$ -
Consumer Staples	8,345,610	6,383,931	1,961,679	-
Energy	11,234,258	11,234,258	-	-
Financials	12,829,610	12,829,610	-	-
Health Care	12,157,436	12,157,436	-	-
Industrials	10,269,111	10,269,111	-	-
Information Technology	15,849,212	15,742,962	-	106,250
Materials	1,134,349	1,134,349	-	-
Utilities	2,871,779	2,871,779	-	-
Money Market Funds	7,583,129	7,583,129	-	-
Total Investments in Securities:	$ 94,312,730	$ 92,244,801	$ 1,961,679	$ 106,250
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(29)
Cost of Purchases	106,279
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 106,250
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (29)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $90,871,857. Net unrealized appreciation aggregated $3,440,873, of which $6,791,691 related to appreciated investment securities and $3,350,818 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Tax Managed
Stock Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Tax Managed Stock Fund

1.889799.102

ATMG-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.6%
TRW Automotive Holdings Corp. (a)	28,300	$ 1,428,301
Hotels, Restaurants & Leisure - 0.0%
Dunkin' Brands Group, Inc.	200	5,786
Household Durables - 0.0%
Skullcandy, Inc.	200	3,856
Media - 4.6%
CBS Corp. Class B	43,900	1,201,543
Comcast Corp. Class A (special) (non-vtg.)	25,900	604,506
DISH Network Corp. Class A (a)	34,300	1,016,309
Pandora Media, Inc.	200	3,018
Viacom, Inc. Class B (non-vtg.)	28,600	1,384,812
		4,210,188
Specialty Retail - 5.4%
Bed Bath & Beyond, Inc. (a)	32,300	1,889,227
GameStop Corp. Class A (a)	21,900	516,402
Limited Brands, Inc.	49,400	1,870,284
Lithia Motors, Inc. Class A (sub. vtg.)	28,300	584,112
		4,860,025
Textiles, Apparel & Luxury Goods - 1.7%
VF Corp.	13,100	1,530,080
TOTAL CONSUMER DISCRETIONARY		12,038,236
CONSUMER STAPLES - 9.2%
Beverages - 4.3%
Anheuser-Busch InBev SA NV	34,085	1,961,679
Dr Pepper Snapple Group, Inc.	50,300	1,899,328
		3,861,007
Food Products - 0.9%
Chiquita Brands International, Inc. (a)	29,100	344,544
Fresh Del Monte Produce, Inc.	19,400	475,494
		820,038
Personal Products - 0.1%
Prestige Brands Holdings, Inc. (a)	8,388	102,501
Tobacco - 3.9%
British American Tobacco PLC sponsored ADR	12,400	1,133,608
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Imperial Tobacco Group PLC	15,779	$ 548,362
Lorillard, Inc.	17,700	1,880,094
		3,562,064
TOTAL CONSUMER STAPLES		8,345,610
ENERGY - 12.4%
Energy Equipment & Services - 4.5%
Basic Energy Services, Inc. (a)	24,000	777,360
Halliburton Co.	39,900	2,183,727
Helix Energy Solutions Group, Inc. (a)	30,600	599,148
Newpark Resources, Inc. (a)	55,800	518,382
		4,078,617
Oil, Gas & Consumable Fuels - 7.9%
CVR Energy, Inc. (a)	35,400	950,490
HollyFrontier Corp.	16,213	1,222,298
Marathon Oil Corp.	39,100	1,210,927
Tesoro Corp. (a)(d)	55,000	1,335,950
Valero Energy Corp.	72,900	1,831,248
Western Refining, Inc. (a)(d)	29,600	604,728
		7,155,641
TOTAL ENERGY		11,234,258
FINANCIALS - 14.2%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	16,100	871,010
Commercial Banks - 3.0%
Wells Fargo & Co.	97,800	2,732,532
Consumer Finance - 3.5%
Capital One Financial Corp.	44,300	2,117,540
SLM Corp.	65,700	1,024,263
		3,141,803
Diversified Financial Services - 0.6%
KKR Financial Holdings LLC	59,800	567,502
Insurance - 4.6%
Hartford Financial Services Group, Inc.	36,900	864,198
Lincoln National Corp.	37,500	993,750
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	31,400	$ 1,842,552
Unum Group	18,300	446,337
		4,146,837
Real Estate Investment Trusts - 1.0%
American Capital Agency Corp.	32,600	910,192
Real Estate Management & Development - 0.5%
Brookfield Properties Corp.	24,200	459,734
TOTAL FINANCIALS		12,829,610
HEALTH CARE - 13.4%
Biotechnology - 1.0%
Spectrum Pharmaceuticals, Inc. (a)	88,400	937,040
Health Care Equipment & Supplies - 2.1%
Covidien PLC	19,000	965,010
The Cooper Companies, Inc.	11,900	910,231
		1,875,241
Health Care Providers & Services - 7.2%
Aetna, Inc.	42,600	1,767,474
Coventry Health Care, Inc. (a)	26,200	838,400
HealthSpring, Inc. (a)	23,700	972,648
Humana, Inc.	11,100	827,838
Kindred Healthcare, Inc. (a)	40,600	764,904
UnitedHealth Group, Inc.	27,200	1,349,936
		6,521,200
Pharmaceuticals - 3.1%
Eli Lilly & Co.	49,300	1,888,190
Valeant Pharmaceuticals International, Inc. (Canada)	17,000	935,765
		2,823,955
TOTAL HEALTH CARE		12,157,436
INDUSTRIALS - 11.3%
Aerospace & Defense - 0.5%
AerCap Holdings NV (a)	37,100	457,072
Airlines - 1.0%
Alaska Air Group, Inc. (a)	15,400	941,248
Commercial Services & Supplies - 1.0%
Sykes Enterprises, Inc. (a)	46,200	891,660
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 4.3%
AECOM Technology Corp. (a)	17,400	$ 430,476
Foster Wheeler AG (a)	17,400	471,540
KBR, Inc.	57,300	2,042,745
MasTec, Inc. (a)	47,000	981,360
		3,926,121
Electrical Equipment - 1.6%
EnerSys (a)	13,200	422,136
General Cable Corp. (a)(d)	21,400	851,078
Harbin Electric, Inc. (a)(d)	10,700	175,801
		1,449,015
Machinery - 0.9%
Harsco Corp.	28,400	778,444
Road & Rail - 2.0%
CSX Corp.	74,300	1,825,551
TOTAL INDUSTRIALS		10,269,111
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 2.4%
Alcatel-Lucent SA sponsored ADR (a)	88,100	356,805
HTC Corp.	27,300	811,060
Motorola Solutions, Inc.	21,400	960,646
		2,128,511
Computers & Peripherals - 4.1%
Hewlett-Packard Co.	80,700	2,837,413
Western Digital Corp. (a)	26,200	902,852
		3,740,265
Electronic Equipment & Components - 1.4%
Flextronics International Ltd. (a)	63,900	412,155
Jabil Circuit, Inc.	46,800	856,908
		1,269,063
Internet Software & Services - 0.9%
Facebook, Inc. Class B (a)(e)	4,250	106,250
Travelzoo, Inc. (a)(d)	13,900	733,920
Zillow, Inc.	100	3,222
		843,392
IT Services - 5.1%
Accenture PLC Class A	8,400	496,776
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Alliance Data Systems Corp. (a)(d)	22,800	$ 2,242,152
MasterCard, Inc. Class A	6,200	1,880,150
		4,619,078
Semiconductors & Semiconductor Equipment - 3.6%
Entegris, Inc. (a)	93,800	803,866
GT Solar International, Inc. (a)(d)	43,000	586,520
Lam Research Corp. (a)	10,100	412,888
Samsung Electronics Co. Ltd.	1,334	1,067,909
Teradyne, Inc. (a)	28,000	377,720
		3,248,903
TOTAL INFORMATION TECHNOLOGY		15,849,212
MATERIALS - 1.3%
Chemicals - 1.3%
Rockwood Holdings, Inc. (a)	9,500	574,465
W.R. Grace & Co. (a)	11,100	559,884
		1,134,349
UTILITIES - 3.2%
Electric Utilities - 0.1%
El Paso Electric Co.	2,567	85,866
Gas Utilities - 1.1%
National Fuel Gas Co.	13,200	955,416
Independent Power Producers & Energy Traders - 2.0%
The AES Corp. (a)	148,700	1,830,497
TOTAL UTILITIES		2,871,779
TOTAL COMMON STOCKS (Cost $83,287,263)		86,729,601
Money Market Funds - 8.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	1,690,606	$ 1,690,606
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	5,892,523	5,892,523
TOTAL MONEY MARKET FUNDS (Cost $7,583,129)		7,583,129
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $90,870,392)		94,312,730
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(3,793,733)
NET ASSETS - 100%		$ 90,518,997
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $106,250 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11- 5/19/11	$ 106,279
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,337
Fidelity Securities Lending Cash Central Fund	34,707
Total	$ 37,044
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,038,236	$ 12,038,236	$ -	$ -
Consumer Staples	8,345,610	6,383,931	1,961,679	-
Energy	11,234,258	11,234,258	-	-
Financials	12,829,610	12,829,610	-	-
Health Care	12,157,436	12,157,436	-	-
Industrials	10,269,111	10,269,111	-	-
Information Technology	15,849,212	15,742,962	-	106,250
Materials	1,134,349	1,134,349	-	-
Utilities	2,871,779	2,871,779	-	-
Money Market Funds	7,583,129	7,583,129	-	-
Total Investments in Securities:	$ 94,312,730	$ 92,244,801	$ 1,961,679	$ 106,250
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(29)
Cost of Purchases	106,279
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 106,250
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (29)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $90,871,857. Net unrealized appreciation aggregated $3,440,873, of which $6,791,691 related to appreciated investment securities and $3,350,818 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2011